CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities:
Net Income / (loss)	$ (226,628,862)	$ (26,968,751)	$ 2,623,515
Adjustments to reconcile net income / (loss) to net cash provided by operating activities:
Depreciation	7,650,612	15,135,897	15,135,897
Impairment loss	239,998,290	21,642,089
Loss on sale of vessels	14,782,934
Amortization of intangibles	446,401	3,406,668	5,801,664
Amortization of financing costs	308,960	427,312	767,298
Share-based compensation	200,205	678,721	2,247,002
Unrealized loss / (gain) on derivatives	(29,761)	(17,053)	59,049
Fair value change of warrants	(2,428)	(278,987)	(1,274,100)
Interest on convertible note	9,903
Gain from debt extinguishment	(24,724,166)		(6,435,000)
Gain from deconsolidation of subsidiaries	(18,273,957)
Changes in assets and liabilities:
Trade receivables, net	497,349	26,741	(447,263)
Prepaid expenses and other receivables	775,793	258,038	(290,464)
Due from related parties	(2,416,232)	104,452	(367,948)
Inventories	1,289,247	(142,272)	817,659
Trade accounts payable	(1,125,471)	(600,439)	867,133
Accrued expenses	(1,411,644)	(155,088)	79,398
Due to related parties	(375,790)	401,450	2,223
Deferred income	(271,306)	(705,166)	236,318
Net Cash from / (used in) Operating Activities	(9,299,923)	13,213,612	19,822,381
Cash Flows from Investing Activities:
Vessel improvements / modifications	(134,140)
Net proceeds from sale of vessels	32,392,879
Decrease in restricted cash	7,990,000		2,000,000
Net Cash from Investing Activities	40,248,739		2,000,000
Cash Flows from Financing Activities:
Repayment of long-term debt	(36,732,237)	(11,700,000)	(38,165,000)
Payment of financing costs	(37,500)	(30,681)	(75,000)
Proceeds from convertible notes	500,000
Proceeds from the issuance of common shares and warrants			10,759,475
Payment of other offering costs			(226,390)
Repurchase of common shares		(113,667)
Dividends paid on preferred shares	(515,437)	(2,061,749)	(2,061,749)
Net Cash used in Financing Activities	(36,785,174)	(13,906,097)	(29,768,664)
Net decrease in cash and cash equivalents	(5,836,358)	(692,485)	(7,946,283)
Cash and cash equivalents at the beginning of the year	5,873,122	6,565,607	14,511,890
Cash and cash equivalents at the end of the year	36,764	5,873,122	6,565,607
Supplemental disclosure of cash flow information
Cash paid during the year for interest	4,059,895	4,902,764	5,820,588
Non-cash Financing and Investing activities:
Dividends on preferred shares	1,994,812	515,437	515,437
Non-cash financing activities (represent offering costs and financing fees)			$ 80,681